INTANGIBLE ASSETS (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible asset	$ 3,700,000	$ 3,700,000	$ 0
Accumulated depreciation	(568,572)	(426,429)
Amortizable intangibles	3,131,428	3,273,571
Goodwill	6,455,645	6,455,645	0
Intangible asset, net	9,587,073	9,729,216	0
Trademarks [Member]
Intangible asset	3,000,000	3,000,000	0
Developed Technology [Member]
Intangible asset	$ 7,000,000	$ 7,000,000	$ 0